Quarterly Results of Operations - Unaudited Quarterly Results of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended																	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 339.4	$ 391.3		$ 347.0		$ 357.1		$ 330.7		$ 359.8		$ 337.2		$ 351.2		$ 333.2		$ 1,021.4	$ 1,034.8	$ 1,426.1	$ 1,381.4	$ 1,321.4
Gross profit	215.6	251.9		220.0		232.7		215.0		225.5		214.1		229.3		219.9		655.9	667.7	919.6	888.8	866.1
Income (loss) from continuing operations, net of taxes	10.0	50.7	[1],[2]	(10.0)	[1],[2]	20.1	[1],[2]	10.0	[1],[2]	38.9	[3]	5.3	[3]	7.2	[3]	12.0	[3]	32.5	20.1	70.8	63.4	324.0
Income from discontinued operations, net of taxes	0	0		0		0.4		0						0.6				0.3	0.4	0.4	0.6	0.3
Net income (loss)	$ 10.0	$ 50.7	[1],[2]	$ (10.0)	[1],[2]	$ 20.5	[1],[2]	$ 10.0	[1],[2]	$ 38.9	[3]	$ 5.3	[3]	$ 7.8	[3]	$ 12.0	[3]	$ 32.8	$ 20.5	$ 71.2	$ 64.0	$ 324.3

[1]	Loss from continuing operations and net loss for the third quarter of 2012 were unfavorably impacted by $24.1 million in restructuring and related charges recorded as a result of the September 2012 Program (See Note 3, "Restructuring Charges").
[2]	Income from continuing operations and net income for the fourth quarter of 2012 were favorably impacted by an increase in net income driven by a non-cash benefit of $15.8 million related to the reduction of the Company's deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions in the U.S. at December 31, 2012, as a result of the Company's improved earnings trends and cumulative taxable income in those jurisdictions, which is reflected in the provision for income taxes (See Note 13, "Income Taxes").
[3]	Income from continuing operations and net income for the fourth quarter of 2011 were favorably impacted by an increase in net income driven by a non-cash benefit of $16.9 million related to the reduction of the Company's deferred tax valuation allowance on its net deferred tax assets for certain jurisdictions outside the U.S. at December 31, 2011 as a result of the Company's improved earnings trends and cumulative taxable income in those jurisdictions. (See Note 13, "Income Taxes").